Intangible assets under construction	6 Months Ended
Mar. 31, 2026
Intangible Assets Under Construction
Intangible assets under construction	Note 5. Intangible assets under construction Intangible assets under construction relate to payment for game developments, the expected time for completion ranging from April 2026 to July 2026.